UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Kolatch
Title:    Managing Member
Phone:    (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch           Englewood Cliffs, NJ           May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $54,881
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


                                                     FORM 13F INFORMATION TABLE
                                                    Redwood Capital Management, LLC
                                                            March 31, 2008

COLUMN 1                      COLUMN  2          COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                         VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION  MANAGERS SOLE      SHARED NONE
--------------                --------           -----      -------- -------    --- ----  ----------  -------- ----      ------ ----
AETNA INC NEW                 COM                00817Y108  1,263        30,000 SH        SOLE        NONE         30,000
AMERICAN INTL GROUP INC       COM                026874107  4,325       100,000 SH        SOLE        NONE        100,000
BANK OF AMERICA CORPORATION   COM                060505104  2,001        52,789 SH        SOLE        NONE         52,789
BURLINGTON NORTHN SANTA FE C  COM                12189T104  1,518        16,462 SH        SOLE        NONE         16,462
CIGNA CORP                    COM                125509109  2,434        60,000 SH        SOLE        NONE         60,000
COMCAST CORP NEW              CL A               20030N101  2,418       125,000 SH        SOLE        NONE        125,000
COUNTRYWIDE FINANCIAL CORP    DBCV         4/1   222372AN4  5,310     6,000,000 SH        SOLE        NONE      6,000,000
DANA HOLDING CORP             COM                235825205  2,777       277,741 SH        SOLE        NONE        277,741
DOMTAR CORP                   COM                257559104  4,063       594,850 SH        SOLE        NONE        594,850
E M C CORP MASS               COM                268648102  2,151       150,000 SH        SOLE        NONE        150,000
HUNTSMAN CORP                 COM                447011107  1,178        50,000 SH        SOLE        NONE         50,000
INNOPHOS HOLDINGS INC         COM                45774N108    884        54,957 SH        SOLE        NONE         54,957
ION MEDIA NETWORKS INC        NOTE 11.000% 7/3   46205AAB9  2,841    10,238,000 SH        SOLE        NONE     10,238,000
IPCS INC                      COM NEW            44980Y305  2,472       105,850 SH        SOLE        NONE        105,850
KEY ENERGY SVCS INC           COM                492914106  6,710       500,000 SH        SOLE        NONE        500,000
MEDIA GEN INC                 CL A               584404107    911        65,000 SH        SOLE        NONE         65,000
NORTEL INVERSORA S A          SPON ADR PFD B     656567401  7,924       450,235 SH        SOLE        NONE        450,235
QUALCOMM INC                  COM                747525103  2,050        50,000 SH        SOLE        NONE         50,000
SLM CORP                      COM                78442P106    768        50,000 SH        SOLE        NONE         50,000
WELLPOINT INC                 COM                94973V107    883        20,000 SH        SOLE        NONE         20,000



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